Debt (April 2017 Refinancing) (Details)		3 Months Ended
	Apr. 27, 2017 USD ($)	Jun. 30, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Debt Instrument [Line Items]
Principal amount			$ 8,382,980,000	$ 8,398,930,000
Debt issuance costs	$ 56,700,000
Deferred debt issuance costs	$ 10,100,000	$ 51,700,000
2017 Credit Agreement | Revolving Credit Facility
Debt Instrument [Line Items]
Debt instrument term	5 years
Principal amount	$ 1,000,000,000.0
Debt issuance costs	$ 10,500,000
Debt instrument maximum leverage ratio	2.5
Debt instrument secured leverage ratio	3.5
Debt instrument unsecured leverage ratio	6.5
2017 Credit Agreement | Revolving Credit Facility | London Interbank Offered Rate (LIBOR) | Minimum
Debt Instrument [Line Items]
Basis spread on variable rate (as percent)	1.50%
2017 Credit Agreement | Revolving Credit Facility | London Interbank Offered Rate (LIBOR) | Maximum
Debt Instrument [Line Items]
Basis spread on variable rate (as percent)	3.00%
2017 Credit Agreement | Revolving Credit Facility | Alternative Base Rate | Minimum
Debt Instrument [Line Items]
Basis spread on variable rate (as percent)	0.50%
2017 Credit Agreement | Revolving Credit Facility | Alternative Base Rate | Maximum
Debt Instrument [Line Items]
Basis spread on variable rate (as percent)	2.00%
2017 Credit Agreement | Term Loan Facility
Debt Instrument [Line Items]
Debt instrument term	7 years
Principal amount	$ 3,415,000,000
Debt issuance costs	$ 41,300,000
2017 Credit Agreement | Term Loan Facility | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread on variable rate (as percent)	4.25%
Basis spread floor (as percent)	0.75%
2017 Credit Agreement | Term Loan Facility | Alternative Base Rate
Debt Instrument [Line Items]
Basis spread on variable rate (as percent)	3.75%
Basis spread floor (as percent)	1.75%
2017 Credit Agreement | Senior Notes
Debt Instrument [Line Items]
Principal amount			$ 1,100,000,000.0
2017 Credit Agreement | Senior Secured Notes
Debt Instrument [Line Items]
Debt issuance costs	$ 4,900,000
Senior Secured Notes Due 2024
Debt Instrument [Line Items]
Redemption price (as percent)	101.00%
Senior Secured Notes Due 2024 | Prior to April 15, 2020
Debt Instrument [Line Items]
Redemption price, percentage of principal amount redeemed (as percent)	100.00%
Redemption price (as percent)	105.875%
Senior Secured Notes Due 2024 | Maximum | Prior to April 15, 2020
Debt Instrument [Line Items]
Redemption price, percentage of principal amount redeemed (as percent)	35.00%
Senior Secured Notes Due 2024 | Senior Notes
Debt Instrument [Line Items]
Principal amount	$ 300,000,000
Interest rate (as percent)	5.875%
Letter of Credit
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 50,000,000
Swing line loans	75,000,000
Bridge Loan
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	50,000,000
Swing line loans	$ 75,000,000.0